Commitments and Contingencies (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Line Items]
2019	$ 19,868
2020	21,113
2021	24,996
2022	25,015
2023	24,875
Thereafter	1,310,253
Total minimum lease payments	$ 1,426,120